ACQUISITIONS, TRANSFERS AND MERGER	12 Months Ended
Dec. 31, 2017
Disclosure Of Acquisitions, Transfers And Merger [Abstract]
Disclosure of business combinations [text block]
2	ACQUISITIONS, TRANSFERS AND MERGER

a)	Merger by absorption between El Pacífico Vida Compañía de Seguros y Reaseguros (Pacífico Vida) and El Pacífico Peruano-Suiza Compañía de Seguros y Reaseguros (PPS) -

At the Obligatory Annual Shareholders’ Meeting of Pacífico Vida, held on February 23, 2017, the merger by absorption was approved between Pacífico Vida (absorbing entity) and PPS (absorbed entity), and the amendments to their corporate denomination and purpose. Furthermore, it was agreed that said merger would come into effect on the date of the approval of the Public Deed, subject to the prior authorization of the SBS.

In this sense, on July 24, 2017, the SBS, by means of Resolution N° 2836-2017 authorized the following to Pacífico Vida:

⋅	The merger by absorption.
⋅	The increase in its share capital by the amount of S/571,009,670, thereby increasing its new share capital to the total of S/1,121,316,750.
⋅
The amendment in its corporate denomination to Pacífico Compañía de Seguros y Reaseguros S.A., being able to use the abbreviated name “Pacífico Seguros”; and to change its corporate purpose in order to be able to operate in the branches of life and general insurance.

Subsequently, on August 1, 2017, the signing of the Public Deed of Fusion was formalized, with the merger by absorption becoming effective as from said date; consequently, Pacífico Vida absorbs the totality of the assets, liabilities, rights and obligations of PPS, with the latter becoming extinguished, without dissolution or liquidation.

b)	Acquisition of the non-controlling interest of Credicorp Capital Colombia S.A. (formerly Correval) and Inversiones IMT S.A. -

In the Board Meetings of Credicorp held on February 24, and July 20 of 2016, capital contributions were approved in favor of Credicorp Capital Ltd. for an amount of US$15.4 million and US$106.3 million, respectively, for the purpose of acquiring all of the shares held by the minority shareholders of Credicorp Capital Colombia S.A. (49.0 percent) and Inversiones IMT S.A. (39.4 percent) at said date, exercising the sale option agreed with them amounting, at that time, to S/489.9 million (S/340.4 million at the time of the signing of the contract and S/149.5 million related to the appreciation of that option recorded in the period from 2013 until its execution date).

It should be mentioned that in said Board meetings, a capital contribution in favor of Credicorp Capital was initially approved for a total amount of US$121.7 million; however, Management subsequently decided that the contribution would only be for US$120.1 million.

Credicorp Capital Ltd. made capital contributions in favor of Credicorp Capital Holding Chile and Credicorp Capital Holding Colombia for approximately US$49.2 million and US$44.2 million, respectively, to enable said entities to execute directly the purchase and sale options (PUT) of the minority shareholders.

Accordingly, on May 20 and August 1 of 2016, the minority shareholders of Credicorp Capital Holding Chile executed the purchase option of Inversiones IMT S.A. thus selling the 39.4 percent share that they held, for approximately US$73.7 million (equivalent to S/241.4 million), with which, Credicorp Capital Holding Chile became the owner of 100 percent of the share capital of Inversiones IMT S.A.

The amount paid by Credicorp Capital Holding Chile was made up of: (i) US$49.2 million originating from the capital contribution of Credicorp Capital Ltd., (ii) US$20.0 million obtained through a financing from a local Chilean bank and own (iii) funds of approximately US$4.5 million.

Furthermore, on May 20, June 1 and August 1, of 2016, Credicorp Capital Holding Colombia executed the purchase option of Credicorp Capital Colombia S.A., purchasing the 30.32 percent share held by the minority shareholders for approximately US$45.2 million (equivalent to S/152.4 million), with which, Credicorp Capital Holding Colombia became the owner of 81.32 percent of the share capital of Credicorp Capital Colombia S.A.

The amount paid by Credicorp Capital Holding Colombia is made up of US$44.2 million originating from the capital contribution of Credicorp Capital Ltd. and US$1.0 million of own funds.

Finally, on September 30, 2016, Credicorp Capital Ltd. executed the remaining purchase option of Credicorp Capital Colombia S.A., purchasing the 18.68 percent share held by the minority shareholders, by means of the purchase of the entities Coby Business Inc. and Artigas Global Corp, both Panamanian companies whose only asset are their shares of Credicorp Capital Colombia S.A. The total amount of the purchase was US$28.3 million (equivalent to S/96.1 million), of which Credicorp Capital Ltd. paid US$26.7 million in cash (which originated from Credicorp´s capital contribution), leaving a balance payable of US$1.6 million at December 31, 2017.

The total contribution of Credicorp Ltd. in Credicorp Capital Ltd. Group was US$120.1 million and with the financing taken by Credicorp Capital Holding Chile, all of the purchase options were exercised, resulting in the achievement of a 100 percent share in Inversiones IMT S.A. and in Credicorp Capital Colombia S.A. With this operation, the process was concluded of establishing a regional investment bank which operates in the Integrated Latin American Market (MILA from the Spanish acronym), involving the stock exchanges of Peru, Colombia and Chile.

The impacts of the operation on the financial statements of the Group are summarized below:

	Companies acquired
	Inversiones IMT S.A.	Credicorp Capital Colombia S.A.	Coby Business Inc. y Artigas Global Corp.	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Assets and liabilities acquired / Non controlling interest	103,630	69,482	43,261	216,373
Payment made / execution of sale option	(241,420)	(152,379)	(96,067)	(489,866)
Higher value paid	(137,790)	(82,897)	(52,806)	(273,493)

c)	Corporate reorganization of Inversiones Credicorp Bolivia in the Group -

As part of the corporate reorganization of Grupo Credicorp, in a General Shareholders’ Meeting of Inversiones Credicorp Bolivia S.A. (hereinafter “ICBSA”), held on December 31, 2015, an increase in the share capital was approved in the form of a voluntary contribution of Grupo Crédito S.A. (hereinafter “Grupo Crédito”, a subsidiary of Credicorp Ltd.) amounting to Bs.1,134.5 million, equivalent to S/383.5 million, issuing in its favor 11,344,800 shares.

The contribution was made by Grupo Crédito on March 30, 2016, as a result of which BCP lost control of ICBSA, and Grupo Crédito is the new entity that has assumed control.

This transaction had no significant impact on the consolidated financial statement.

d)	Sale of shares of Banco de Crédito de Bolivia -

The Executive Committee of the Board of Directors of BCP, in its meeting held on December 30, 2015, approved the sale of all of the shares (14,121 units) which it held of Banco de Crédito de Bolivia (hereinafter “BCB”) to ICBSA. Both companies form part of the Group.

It is worth mentioning that at December 31, 2015, said transaction was not recognized as an “asset classified as held-for-sale”, since it did not comply with all of the requirements of IFRS 5 “Non-current assets held for sale and discontinued operations” and it did not have the regulator’s approval.

Furthermore, in a General Shareholders’ Meeting of BCB held on March 10, 2016, the capitalization of reserves was approved for an amount of Bs.607.5 million, equivalent to S/307.4 million, increasing proportionally the shareholding of all of the shareholders. As a result of the capitalization, BCP received 29,116 shares, obtaining a total holding of 43,237 shares.

The share sale operation by BCP was authorized by the Supervisory Authority of the Financial System (ASFI from the Spanish acronym) of Bolivia on May 12, 2016, after which, BCP carried out the sale of all of its shares at that date (43,237 shares) in favor of ICBSA, through the Bolivian Stock Exchange, at a price of Bs.25,811.0 per share, representing a total amount of Bs.1,116.0 million, equivalent to S/541.1 million.

As a result of the sale of shares, ICBSA became the new entity which assumed control over BCB.